STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (231,291)	$ (736,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation and operating costs paid by sponsor	4,096
Interest earned on investments held in Trust Account	(10,543)	(1,752,167)
Changes in current assets and liabilities:
Due to related party	26,129	(26,129)
Prepaid expenses	(275,637)	164,958
Accrued expenses	110,342	1,527,406
Accrued offering costs and expenses	13,616
Net cash used in operating activities	(376,904)	(822,093)
Cash flows from investing activities:
Investments held in Trust Account	(115,000,000)
Net cash used in investing activities	(115,000,000)
Cash flows from Financing Activities:
Proceeds from initial public offering, net of costs	113,850,000
Proceeds from private placement	2,865,000
Proceeds from sale of ordinary shares to initial shareholder	25,000
Due from related party	(133,824)	50,000
Proceeds from issuance of promissory note to related party	163,398	90,000
Repayment of promissory note to related party	(163,398)
Payment of deferred offering costs	(474,379)
Net cash provided by financing activities	116,131,797	140,000
Net change in cash	754,893	(682,093)
Cash, beginning of the period		754,893
Cash, end of the period	754,893	72,800
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting commissions	4,025,000
Deferred offering costs paid by related party	21,384
Fair value of capital contribution by Sponsor to Anchor Investors	5,062,500
Offering costs in equity	599,740
Fair value of representative shares	1,092,380
Issuance of representative shares	12
Remeasurement of Class A ordinary shares subject to possible redemption	$ 17,034,247	$ 1,762,710